Summary Prospectus Supplement	July 2, 2012

Putnam Short Duration Income Fund Summary Prospectus dated October 10, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load) imposed	Maximum deferred sales charge (load) (as a percentage
	on purchases (as a percentage of	of original purchase price or redemption proceeds,
Share class	offering price)	whichever is lower)

Class A	NONE	1.00%*

Class B	NONE	5.00%*

Class C	NONE	1.00%*

Class M	NONE	0.15%*

Class R	NONE	NONE

Class R5	NONE	NONE

Class R6	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution	Other	Total annual	Expense	Total annual fund operating
	Management	and service	expenses	fund operating	reimburse-	expenses after expense
Share class	fees	(12b-1) fees	**	expenses	ment ***	reimbursement

Class A	0.35%	0.10%	0.73%	1.18%	(0.78%)	0.40%

Class B	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class C	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class M	0.35%	0.15%	0.73%	1.23%	(0.78%)	0.45%

Class R	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class R5	0.35%	N/A	0.83%	1.18%	(0.88%)	0.30%

Class R6	0.35%	N/A	0.76%	1.11%	(0.81%)	0.30%

Class Y	0.35%	N/A	0.73%	1.08%	(0.78%)	0.30%

* A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

** Other expenses are based on estimated amounts for the fund’s current fiscal year, adjusted, as applicable, to reflect the investor servicing fees applicable to class R5 and class R6 shares.

*** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

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Example

Share class	1 year	3 years

Class A	$41	$207

Class B	$82	$333

Class C	$82	$333

Class M	$46	$223

Class R	$82	$333

Class R5	$31	$197

Class R6	$31	$181

Class Y	$31	$175